Description of Business	12 Months Ended
Dec. 31, 2016
DESCRIPTION OF BUSINESS[Abstract]
DESCRIPTION OF BUSINESS
NOTE 1: DESCRIPTION OF BUSINESS
Nature of operations
Navios South American Logistics Inc. (“Navios Logistics” or the “Company”) is one of the largest logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products.
Formation of Navios Logistics
Navios Logistics was incorporated under the laws of the Republic of the Marshall Islands on December 17, 2007. As of December 31, 2016, Navios Maritime Holdings Inc. (“Navios Holdings”) owned 63.8% of Navios Logistics' stock.